OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
OTHER CURRENT FINANCIAL ASSETS
OTHER CURRENT FINANCIAL ASSETS

5.    OTHER CURRENT FINANCIAL ASSETS

The breakdown of other current financial assets is as follows:

		2019		2020
		Balance		Balance
		Foreign currency		Foreign currency
	Currency	(in millions)	Rupiah equivalent	(in millions)	Rupiah equivalent
Time deposits
Related parties
BNI	Rp	—	—	—	60
	US$	—	—	20	278
BRI	Rp	—	—	—	120
	US$	—	—	14	197
Bank Mandiri	Rp	—	—	—	180
	US$	—	—	5	70
BTN	US$	—	—	9	126
Subtotal			—		1,031
Third parties
SCB	US$	8	111	—	—
Others (each below Rp75 billion)	Rp	—	18	—	18
	US$	5	71	5	71
Total time deposits			200		1,120

Escrow accounts	Rp	—	142	—	47
	US$	1	15	2	27
	MYR	6	19	—	—
Total escrow accounts			176		74

Mutual funds
Related parties
PT Bahana TCW Investment
Management ("Bahana TCW")	Rp	—	71	—	77
Total mutual funds			71		77

Others (each below Rp75 billion)	Rp	—	102	—	32
	MYR	2	5	—	—
Total others			107		32

Total other current financial assets			554		1,303

The time deposits have maturities of more than three months but not more than one year, with interest rates as follows:

	2019	2020
Rupiah	6.50%	3.25% ‑ 6.50%
Foreign currency	1.20% ‑ 2.51%	0.15% ‑ 1.08%